General (Details) $ in Thousands		1 Months Ended
	Nov. 18, 2016 USD ($)	Nov. 30, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) carrier vessel	Jul. 06, 2016 carrier newbuild	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Debt outstanding in respect of convertible bonds						$ 1,828,457			$ 1,878,061
Expected proceeds from new term loan credit facility (up to)						150,000
Fortuna Project
Property, Plant and Equipment [Line Items]
Estimated project cost						2,000,000
Estimated project cost funded by debt						1,200,000
OneLNG
Property, Plant and Equipment [Line Items]
Commitment to provide additional aggregate funding						$ 250,000
Right to invest in Sergipe project, maximum percentage						51.00%
Golar Power
Property, Plant and Equipment [Line Items]
Commitment to provide additional aggregate funding						$ 150,000
Ophir | Fortuna Project
Property, Plant and Equipment [Line Items]
Commitment to provide initial investment						150,000
OneLNG | Fortuna Project
Property, Plant and Equipment [Line Items]
Commitment to provide initial investment						650,000
Aggregate new equity funding						500,000
Golar LNG Partners | Deposit received
Property, Plant and Equipment [Line Items]
Amount of compensation from related party			$ 107,000	$ 30,000
Golar Tundra | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Original purchase price agreed and paid			$ 330,000	$ 330,000
Convertible Debt | Convertible bonds
Property, Plant and Equipment [Line Items]
Debt outstanding in respect of convertible bonds						247,585			$ 243,369
Value of bonds repurchased						$ 30,300
Subsequent Event | Registered Stock Offering
Property, Plant and Equipment [Line Items]
Proceeds from registered offering, net of Underwriteres discount and offering fees	$ 170,000	$ 170,400
Golar LNG Partners | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier						3
Golar LNG Partners | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier						6
Golar Power | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier							2
Golar Power | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of newbuilding commitments | newbuild							1
Sergipe | Golar Power
Property, Plant and Equipment [Line Items]
Right to invest in Sergipe project, maximum percentage						25.00%
CELSE | Golar Power
Property, Plant and Equipment [Line Items]
Right to invest in Sergipe project, maximum percentage						25.00%
CELSE | Subsequent Event | Golar Power
Property, Plant and Equipment [Line Items]
Right to invest in Sergipe project, maximum percentage					50.00%
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier						14
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier						1
LNG Carrier | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | vessel						10			10
LNG Carrier | Golar LNG Limited, Golar Partners, and Golar Power | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier						19
LNG Carrier | Golar LNG Limited, Golar Partners, and Golar Power | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier						7
Line of Credit | Secured Debt | Golar Seal Facility
Property, Plant and Equipment [Line Items]
Proceeds from refinancing vessels								$ 48,700
Minimum | Subsequent Event | Golar Power
Property, Plant and Equipment [Line Items]
Commitment to provide additional aggregate funding					$ 20,000
Maximum | Subsequent Event | Golar Power
Property, Plant and Equipment [Line Items]
Commitment to provide additional aggregate funding					$ 50,000